Property and Equipment, Net - Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Depreciation	$ 1,709	$ 1,009	$ 478